Note 1 - Nature of the Business (Details Textual) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Wanchunbulin [Member]
Investment Agreement Amount	$ 14,537	¥ 100
Proceeds From Noncontrolling Interest, Percent	4.76%	4.76%
Proceeds from Noncontrolling Interests				$ 10,083	¥ 70
Jefferies [Member]
Proceeds from Issuance of Common Stock | $			$ 13,185
Stock Issued During Period, Shares, New Issues (in shares) | shares			630,228